SCHEDULE OF UNDISCOUNTED REPAYMENTS (Details) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long Term Loan
December 31, 2025	$ 26,865
Total	$ 26,865	$ 40,769	$ 85,107